November 29, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Opportunity Funds (the "Registrant")
  BNY Mellon Natural Resources Fund

1933 Act File No.:  333-34474

1940 Act File No.: 811-09891

CIK No.: 0001111178

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced series of the Registrant for the annual period ended September 30, 2024.

Please direct any questions or comments to the attention of the undersigned at (412) 234-2722.

Sincerely yours,

 /s/ Lori Close
Lori Close
Associate, Paralegal II

Enclosure